SELECTED STATEMENTS OF OPERATIONS DATA (Details) (USD $)	3 Months Ended		12 Months Ended		29 Months Ended	32 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Selected Statements Of Operations Data [Line Items]
Payroll, office and related	$ 297,000	$ 259,000	$ 1,553,680	$ 1,038,998	$ 2,710,719	$ 3,007,000
Legal and professional fees	211,000	175,000	1,342,073	310,256	1,691,106	1,902,000
Stock-based compensation	346,000	1,078,000	2,388,415	390,403	2,778,818	3,125,000
Issuance of Common Stock and warrants to service provider	0	392,000	1,011,370	437,499	1,448,869	1,449,000
Total General and administrative	$ 854,000	$ 1,904,000	$ 6,295,538	$ 2,177,156	$ 8,629,512	$ 9,483,000